Income Taxes (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%	0.00%	0.00%